OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 18.6%
Diversified Consumer Services 2.2%
New Oriental Education & Technology Group, Inc., ADR	900,446	85,236,218
Internet & Direct Marketing Retail 10.5%
Amazon.com, Inc.(a)	107,012	181,898,998
Booking Holdings, Inc.(a)	69,373	140,625,315
Ctrip.com International Ltd., ADR(a)	1,789,356	85,227,026
Total		407,751,339
Specialty Retail 3.2%
Ulta Beauty, Inc.(a)	531,296	124,036,364
Textiles, Apparel & Luxury Goods 2.7%
Nike, Inc., Class B	1,295,994	103,264,802
Total Consumer Discretionary		720,288,723
Consumer Staples 2.4%
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	447,304	93,477,590
Total Consumer Staples		93,477,590
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
Pioneer Natural Resources Co.	452,733	85,675,193
Total Energy		85,675,193
Financials 7.3%
Banks 2.5%
First Republic Bank	1,010,913	97,846,269
Capital Markets 4.8%
Charles Schwab Corp. (The)	2,126,003	108,638,753
MSCI, Inc.	465,779	77,053,820
Total		185,692,573
Total Financials		283,538,842
Health Care 22.6%
Biotechnology 9.4%
Alexion Pharmaceuticals, Inc.(a)	1,145,936	142,267,954
Celgene Corp.(a)	1,267,878	100,694,871
Vertex Pharmaceuticals, Inc.(a)	718,509	122,117,790
Total		365,080,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Edwards Lifesciences Corp.(a)	516,683	75,213,544
IDEXX Laboratories, Inc.(a)	446,336	97,274,468
Total		172,488,012
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	422,374	103,625,237
Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	436,679	121,960,078
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	2,024,501	112,035,885
Total Health Care		875,189,827
Industrials 2.6%
Aerospace & Defense 2.6%
Northrop Grumman Corp.	324,870	99,962,499
Total Industrials		99,962,499
Information Technology 43.6%
Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.	1,950,943	87,031,567
Internet Software & Services 10.2%
Alibaba Group Holding Ltd., ADR(a)	839,629	155,776,368
Facebook, Inc., Class A(a)	944,867	183,606,556
MercadoLibre, Inc.	191,608	57,277,379
Total		396,660,303
IT Services 8.2%
PayPal Holdings, Inc.(a)	1,994,533	166,084,763
Visa, Inc., Class A	1,154,103	152,860,943
Total		318,945,706
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	2,379,195	109,895,017
NVIDIA Corp.	614,072	145,473,657
Total		255,368,674
Columbia Select Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.3%
Activision Blizzard, Inc.	1,761,905	134,468,590
Adobe Systems, Inc.(a)	521,064	127,040,614
Salesforce.com, Inc.(a)	1,168,799	159,424,183
ServiceNow, Inc.(a)	624,967	107,788,058
Splunk, Inc.(a)	1,020,679	101,159,496
Total		629,880,941
Total Information Technology		1,687,887,191
Total Common Stocks (Cost $2,159,690,752)		3,846,019,865

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	26,826,146	26,826,146
Total Money Market Funds (Cost $26,825,283)		26,826,146
Total Investments in Securities (Cost: $2,186,516,035)		3,872,846,011
Other Assets & Liabilities, Net		(644,789)
Net Assets		3,872,201,222

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	18,213,755	318,473,182	(309,860,791)	26,826,146	(954)	863	86,029	26,826,146
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	720,288,723	—	—	—	720,288,723
Consumer Staples	93,477,590	—	—	—	93,477,590
Energy	85,675,193	—	—	—	85,675,193
Financials	283,538,842	—	—	—	283,538,842
Health Care	875,189,827	—	—	—	875,189,827
Industrials	99,962,499	—	—	—	99,962,499
Information Technology	1,687,887,191	—	—	—	1,687,887,191
Total Common Stocks	3,846,019,865	—	—	—	3,846,019,865
Money Market Funds	—	—	—	26,826,146	26,826,146
Total Investments in Securities	3,846,019,865	—	—	26,826,146	3,872,846,011
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 16.8%
Automobiles —%
Thor Industries, Inc.	10,905	1,062,038
Distributors 0.1%
Pool Corp.	11,483	1,739,675
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B	556	325,871
Grand Canyon Education, Inc.(a)	2,690	300,231
H&R Block, Inc.	7,070	161,055
New Oriental Education & Technology Group, Inc., ADR	228,279	21,608,890
Total		22,396,047
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.(a)	6,800	2,933,316
Choice Hotels International, Inc.	27,065	2,046,114
Domino’s Pizza, Inc.	3,085	870,494
Hilton Grand Vacations, Inc.(a)	92,330	3,203,851
Hilton Worldwide Holdings, Inc.	4,955	392,238
Las Vegas Sands Corp.	13,290	1,014,824
Marriott International, Inc., Class A	1,700	215,220
McDonald’s Corp.	32,591	5,106,684
Starbucks Corp.	440,616	21,524,092
Wynn Resorts Ltd.	367	61,414
Yum China Holdings, Inc.	371,846	14,301,197
Yum! Brands, Inc.	193,797	15,158,801
Total		66,828,245
Household Durables 0.2%
NVR, Inc.(a)	1,235	3,668,382
Tupperware Brands Corp.	8,407	346,705
Total		4,015,087
Internet & Direct Marketing Retail 8.8%
Amazon.com, Inc.(a)	80,965	137,624,307
Booking Holdings, Inc.(a)	18,835	38,180,240
Ctrip.com International Ltd., ADR(a)	428,349	20,402,263
Expedia Group, Inc.	725	87,138
Netflix, Inc.(a)	14,598	5,714,095
Qurate Retail, Inc.(a)	83,820	1,778,660
Common Stocks (continued)
Issuer	Shares	Value ($)
TripAdvisor, Inc.(a)	33,980	1,893,026
Wayfair, Inc., Class A(a)	1,550	184,078
Total		205,863,807
Media 0.3%
Cable One, Inc.	556	407,709
Comcast Corp., Class A	82,200	2,696,982
GCI Liberty, Inc., Class A(a)	1,580	71,227
Live Nation Entertainment, Inc.(a)	45,752	2,222,175
Madison Square Garden Co. (The), Class A(a)	4,522	1,402,679
Total		6,800,772
Multiline Retail 0.1%
Dollar General Corp.	5,580	550,188
Dollar Tree, Inc.(a)	5,090	432,650
Nordstrom, Inc.	10,540	545,761
Total		1,528,599
Specialty Retail 2.0%
Burlington Stores, Inc.(a)	4,230	636,742
Gap, Inc. (The)	18,530	600,187
Home Depot, Inc. (The)	46,229	9,019,278
Lowe’s Companies, Inc.	36,310	3,470,147
Michaels Companies, Inc. (The)(a)	63,535	1,217,966
O’Reilly Automotive, Inc.(a)	5,443	1,489,041
Ross Stores, Inc.	14,440	1,223,790
Tiffany & Co.	2,650	348,740
Tractor Supply Co.	27,845	2,129,864
Ulta Beauty, Inc.(a)	115,015	26,851,402
Total		46,987,157
Textiles, Apparel & Luxury Goods 1.5%
lululemon athletica, Inc.(a)	10,348	1,291,948
Michael Kors Holdings Ltd.(a)	16,495	1,098,567
Nike, Inc., Class B	391,348	31,182,608
Skechers U.S.A., Inc., Class A(a)	35,565	1,067,306
Tapestry, Inc.	4,420	206,458
Total		34,846,887
Total Consumer Discretionary		392,068,314
Multi-Manager Growth Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.8%
Beverages 2.5%
Coca-Cola Co. (The)	522,545	22,918,823
Constellation Brands, Inc., Class A	1,139	249,293
Monster Beverage Corp.(a)	621,086	35,588,228
Total		58,756,344
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	131,407	27,461,435
Sprouts Farmers Market, Inc.(a)	53,525	1,181,297
Total		28,642,732
Food Products 1.2%
Danone SA, ADR	1,713,893	25,014,268
Lamb Weston Holdings, Inc.	28,480	1,951,165
Total		26,965,433
Household Products 1.7%
Clorox Co. (The)	6,010	812,853
Colgate-Palmolive Co.	277,073	17,957,101
Procter & Gamble Co. (The)	279,249	21,798,177
Total		40,568,131
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	26,930	3,842,641
Nu Skin Enterprises, Inc., Class A	4,630	362,020
Total		4,204,661
Total Consumer Staples		159,137,301
Energy 2.3%
Energy Equipment & Services 1.1%
Schlumberger Ltd.	386,357	25,897,510
Oil, Gas & Consumable Fuels 1.2%
Cabot Oil & Gas Corp.	230,108	5,476,570
Cheniere Energy, Inc.(a)	28,350	1,848,136
Cimarex Energy Co.	3,922	399,024
EOG Resources, Inc.	1,120	139,362
EQT Corp.	5,750	317,285
Gulfport Energy Corp.(a)	22,195	278,991
Newfield Exploration Co.(a)	6,782	205,156
Pioneer Natural Resources Co.	100,169	18,955,982
Total		27,620,506
Total Energy		53,518,016
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.7%
Banks 1.2%
First Hawaiian, Inc.	2,650	76,903
First Republic Bank	252,485	24,438,023
Western Alliance Bancorp(a)	43,845	2,482,066
Total		26,996,992
Capital Markets 4.0%
Artisan Partners Asset Management, Inc., Class A	21,207	639,391
BGC Partners, Inc., Class A	24,990	282,887
Cboe Global Markets, Inc.	35,910	3,737,154
Charles Schwab Corp. (The)	547,145	27,959,109
Factset Research Systems, Inc.	75,568	14,970,021
MSCI, Inc.	114,308	18,909,972
SEI Investments Co.	419,940	26,254,649
State Street Corp.	1,100	102,399
T. Rowe Price Group, Inc.	6,370	739,493
Virtu Financial, Inc. Class A	22,200	589,410
Total		94,184,485
Consumer Finance 0.4%
American Express Co.	96,898	9,496,004
Insurance 0.1%
Hanover Insurance Group, Inc. (The)	6,113	730,870
RenaissanceRe Holdings Ltd.	20,610	2,479,795
Total		3,210,665
Total Financials		133,888,146
Health Care 17.5%
Biotechnology 6.1%
AbbVie, Inc.	45,080	4,176,662
ACADIA Pharmaceuticals, Inc.(a)	29,440	449,549
Alexion Pharmaceuticals, Inc.(a)	205,996	25,574,403
Alkermes PLC(a)	10,240	421,478
Alnylam Pharmaceuticals, Inc.(a)	25,768	2,537,890
Amgen, Inc.	87,047	16,068,006
Biogen, Inc.(a)	4,847	1,406,793
BioMarin Pharmaceutical, Inc.(a)	750	70,650
bluebird bio, Inc.(a)	10,390	1,630,711
Celgene Corp.(a)	283,756	22,535,902
Exelixis, Inc.(a)	7,300	157,096

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gilead Sciences, Inc.	59,010	4,180,268
Incyte Corp.(a)	3,300	221,100
Ionis Pharmaceuticals, Inc.(a)	32,225	1,342,816
Regeneron Pharmaceuticals, Inc.(a)	85,710	29,569,093
Sage Therapeutics, Inc.(a)	6,330	990,835
Seattle Genetics, Inc.(a)	7,610	505,228
Vertex Pharmaceuticals, Inc.(a)	179,504	30,508,500
Total		142,346,980
Health Care Equipment & Supplies 3.5%
ABIOMED, Inc.(a)	640	261,792
Align Technology, Inc.(a)	9,307	3,184,297
Boston Scientific Corp.(a)	85,715	2,802,880
Cooper Companies, Inc. (The)	14,970	3,524,686
DexCom, Inc.(a)	16,530	1,570,019
Edwards Lifesciences Corp.(a)	130,314	18,969,809
ICU Medical, Inc.(a)	440	129,206
IDEXX Laboratories, Inc.(a)	111,586	24,319,053
Intuitive Surgical, Inc.(a)	9,202	4,402,973
Masimo Corp.(a)	3,620	353,493
Penumbra, Inc.(a)	4,460	616,149
ResMed, Inc.	30,401	3,148,936
Stryker Corp.	6,830	1,153,314
Varian Medical Systems, Inc.(a)	147,301	16,751,070
West Pharmaceutical Services, Inc.	7,500	744,675
Total		81,932,352
Health Care Providers & Services 1.8%
AmerisourceBergen Corp.	30,402	2,592,378
Centene Corp.(a)	20,037	2,468,759
Humana, Inc.	4,520	1,345,288
Patterson Companies, Inc.	4,350	98,614
UnitedHealth Group, Inc.	131,641	32,296,803
WellCare Health Plans, Inc.(a)	7,790	1,918,210
Total		40,720,052
Health Care Technology 1.0%
Cerner Corp.(a)	366,088	21,888,401
Veeva Systems Inc., Class A(a)	24,437	1,878,228
Total		23,766,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	13,640	843,498
Bruker Corp.	38,310	1,112,522
Illumina, Inc.(a)	112,227	31,343,879
IQVIA Holdings, Inc.(a)	850	84,847
Mettler-Toledo International, Inc.(a)	1,193	690,305
Thermo Fisher Scientific, Inc.	8,242	1,707,248
Waters Corp.(a)	7,779	1,505,937
Total		37,288,236
Pharmaceuticals 3.5%
Akorn, Inc.(a)	8,660	143,669
Bristol-Myers Squibb Co.	514,822	28,490,250
Eli Lilly & Co.	17,001	1,450,695
Merck & Co., Inc.	149,148	9,053,284
Novartis AG, ADR	184,992	13,974,296
Novo Nordisk A/S, ADR	541,449	24,971,628
Zoetis, Inc.	53,890	4,590,889
Total		82,674,711
Total Health Care		408,728,960
Industrials 5.6%
Aerospace & Defense 1.1%
Boeing Co. (The)	4,020	1,348,750
Curtiss-Wright Corp.	7,720	918,834
Hexcel Corp.	8,720	578,834
Northrop Grumman Corp.	72,042	22,167,323
Total		25,013,741
Air Freight & Logistics 1.7%
CH Robinson Worldwide, Inc.	19,190	1,605,435
Expeditors International of Washington, Inc.	416,408	30,439,425
United Parcel Service, Inc., Class B	79,985	8,496,807
Total		40,541,667
Airlines 0.1%
Copa Holdings SA, Class A	17,989	1,702,119

Multi-Manager Growth Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
Copart, Inc.(a)	81,761	4,624,402
KAR Auction Services, Inc.	270	14,796
Rollins, Inc.	24,250	1,275,065
Waste Management, Inc.	30,440	2,475,990
Total		8,390,253
Construction & Engineering —%
Quanta Services, Inc.(a)	12,785	427,019
Electrical Equipment 0.1%
AMETEK, Inc.	25,970	1,873,995
Rockwell Automation, Inc.	9,126	1,517,015
Total		3,391,010
Machinery 1.5%
Deere & Co.	163,037	22,792,573
Fortive Corp.	27,328	2,107,262
Gardner Denver Holdings, Inc.(a)	22,530	662,157
Graco, Inc.	109,386	4,946,435
IDEX Corp.	7,065	964,231
Lincoln Electric Holdings, Inc.	11,390	999,586
Toro Co. (The)	8,010	482,602
WABCO Holdings, Inc.(a)	20,080	2,349,762
Total		35,304,608
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	6,266	768,525
Robert Half International, Inc.	7,140	464,814
TransUnion	18,630	1,334,653
Total		2,567,992
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	23,920	2,907,476
Landstar System, Inc.	12,222	1,334,642
Old Dominion Freight Line, Inc.	12,380	1,844,125
Total		6,086,243
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	38,310	1,843,860
HD Supply Holdings, Inc.(a)	43,325	1,858,209
Watsco, Inc.	4,516	805,113
WW Grainger, Inc.	8,239	2,540,908
Total		7,048,090
Total Industrials		130,472,742
Information Technology 42.5%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	2,915	750,583
Cisco Systems, Inc.	549,034	23,624,933
Palo Alto Networks, Inc.(a)	13,537	2,781,448
Total		27,156,964
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	15,110	1,220,737
Cognex Corp.	445,516	19,874,469
Coherent, Inc.(a)	2,514	393,240
IPG Photonics Corp.(a)	4,276	943,414
Trimble Navigation Ltd.(a)	51,900	1,704,396
Zebra Technologies Corp., Class A(a)	3,685	527,876
Total		24,664,132
Internet Software & Services 13.4%
Akamai Technologies, Inc.(a)	5,970	437,183
Alibaba Group Holding Ltd., ADR(a)	485,745	90,120,270
Alphabet, Inc., Class A(a)	35,838	40,467,911
Alphabet, Inc., Class C(a)	35,951	40,108,733
eBay, Inc.(a)	15,835	574,177
Facebook, Inc., Class A(a)	611,719	118,869,236
GoDaddy, Inc., Class A(a)	22,940	1,619,564
IAC/InterActiveCorp (a)	16,240	2,476,438
MercadoLibre, Inc.	53,804	16,083,630
Nutanix, Inc., Class A(a)	17,460	900,412
Twilio, Inc., Class A(a)	3,770	211,195
Twitter, Inc.(a)	39,000	1,703,130
VeriSign, Inc.(a)	7,000	961,940
Total		314,533,819

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.4%
Accenture PLC, Class A	11,170	1,827,300
Automatic Data Processing, Inc.	63,144	8,470,136
Broadridge Financial Solutions, Inc.	2,190	252,069
Cognizant Technology Solutions Corp., Class A	11,585	915,099
Euronet Worldwide, Inc.(a)	35,857	3,003,741
First Data Corp., Class A(a)	48,550	1,016,152
Fiserv, Inc.(a)	21,840	1,618,126
Global Payments, Inc.	1,900	211,831
Jack Henry & Associates, Inc.	24,987	3,257,305
MasterCard, Inc., Class A	56,251	11,054,447
PayPal Holdings, Inc.(a)	500,101	41,643,410
Square, Inc., Class A(a)	32,321	1,992,266
Total System Services, Inc.	12,480	1,054,810
Visa, Inc., Class A	724,496	95,959,495
Worldpay, Inc., Class A(a)	4,180	341,840
Total		172,618,027
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	497,229	22,967,007
KLA-Tencor Corp.	13,422	1,376,158
Microchip Technology, Inc.	7,340	667,573
MKS Instruments, Inc.	7,420	710,094
NVIDIA Corp.	153,303	36,317,481
Qorvo, Inc.(a)	2,580	206,838
QUALCOMM, Inc.	427,551	23,994,162
Texas Instruments, Inc.	20,671	2,278,978
Universal Display Corp.	4,140	356,040
Xilinx, Inc.	62,780	4,097,023
Total		92,971,354
Software 14.0%
Activision Blizzard, Inc.	379,757	28,983,054
Adobe Systems, Inc.(a)	137,203	33,451,463
ANSYS, Inc.(a)	464	80,819
Aspen Technology, Inc.(a)	8,812	817,225
Autodesk, Inc.(a)	273,084	35,798,581
Cadence Design Systems, Inc.(a)	65,835	2,851,314
Citrix Systems, Inc.(a)	21,588	2,263,286
Dell Technologies, Inc. - VMware, Inc., Class V(a)	45,300	3,831,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Arts, Inc.(a)	11,488	1,620,038
FireEye, Inc.(a)	3,600	55,404
Fortinet, Inc.(a)	15,120	943,942
Intuit, Inc.	34,009	6,948,209
Microsoft Corp.	608,165	59,971,151
Oracle Corp.	944,585	41,618,415
Proofpoint, Inc.(a)	870	100,320
PTC, Inc.(a)	970	90,996
Red Hat, Inc.(a)	13,780	1,851,619
Salesforce.com, Inc.(a)	298,341	40,693,712
ServiceNow, Inc.(a)	186,639	32,189,628
Splunk, Inc.(a)	259,787	25,747,489
Synopsys, Inc.(a)	5,210	445,820
Tableau Software, Inc., Class A(a)	39,895	3,899,736
Workday, Inc., Class A(a)	24,407	2,956,176
Total		327,209,871
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	178,274	33,000,300
NetApp, Inc.	20,078	1,576,726
Western Digital Corp.	8,259	639,329
Total		35,216,355
Total Information Technology		994,370,522
Materials 0.4%
Chemicals 0.3%
Praxair, Inc.	1,729	273,442
Westlake Chemical Corp.	6,429	691,953
WR Grace & Co.	67,410	4,941,827
Total		5,907,222
Construction Materials —%
Eagle Materials, Inc.	2,317	243,215
Containers & Packaging 0.1%
AptarGroup, Inc.	27,793	2,595,310
Silgan Holdings, Inc.	27,030	725,215
Total		3,320,525
Total Materials		9,470,962

Multi-Manager Growth Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.6%
American Tower Corp.	5,235	754,730
Boston Properties, Inc.	11,700	1,467,414
Crown Castle International Corp.	5,950	641,529
CubeSmart	11,180	360,220
Equity LifeStyle Properties, Inc.	16,250	1,493,375
Extra Space Storage, Inc.	18,824	1,878,823
Gaming and Leisure Properties, Inc.	6,510	233,058
Hudson Pacific Properties, Inc.	3,830	135,697
SBA Communications Corp.(a)	22,154	3,658,069
Simon Property Group, Inc.	11,490	1,955,483
Taubman Centers, Inc.	40,640	2,388,006
Total		14,966,404
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	45,169	2,156,368
Total Real Estate		17,122,772
Total Common Stocks (Cost $1,750,080,445)		2,298,777,735

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	39,861,553	39,861,553
Total Money Market Funds (Cost $39,858,829)		39,861,553
Total Investments in Securities (Cost: $1,789,939,274)		2,338,639,288
Other Assets & Liabilities, Net		881,434
Net Assets		2,339,520,722

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	29,965,433	145,604,837	(135,708,717)	39,861,553	4,974	3,393	41,473	39,861,553
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	392,068,314	—	—	—	392,068,314
Consumer Staples	159,137,301	—	—	—	159,137,301
Energy	53,518,016	—	—	—	53,518,016
Financials	133,888,146	—	—	—	133,888,146
Health Care	408,728,960	—	—	—	408,728,960
Industrials	130,472,742	—	—	—	130,472,742
Information Technology	994,370,522	—	—	—	994,370,522
Materials	9,470,962	—	—	—	9,470,962
Real Estate	17,122,772	—	—	—	17,122,772
Total Common Stocks	2,298,777,735	—	—	—	2,298,777,735
Money Market Funds	—	—	—	39,861,553	39,861,553
Total Investments in Securities	2,298,777,735	—	—	39,861,553	2,338,639,288
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Multi-Manager Growth Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Pacific/Asia Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 7.4%
Commonwealth Bank of Australia	26,981	1,455,155
Computershare Ltd.	174,612	2,378,646
CSL Ltd.	23,641	3,365,135
Macquarie Group Ltd.	60,221	5,488,316
Vicinity Centres	716,555	1,374,225
Westpac Banking Corp.	105,763	2,296,852
Total		16,358,329
China 24.1%
Alibaba Group Holding Ltd., ADR(a)	49,598	9,201,917
BeiGene Ltd., ADR(a)	3,763	578,486
China Construction Bank Corp., Class H	6,234,000	5,704,368
CSPC Pharmaceutical Group Ltd.	1,356,000	4,071,799
Guangdong Investment Ltd.	2,200,000	3,481,798
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	202,465	1,131,597
Kweichow Moutai Co., Ltd., Class A	35,072	3,860,815
Midea Group Co., Ltd., Class A	382,100	3,001,557
New Oriental Education & Technology Group, Inc., ADR	38,182	3,614,308
Nexteer Automotive Group Ltd.	1,283,000	1,887,162
Ping An Insurance Group Co. of China Ltd., Class H	527,500	4,830,673
Tencent Holdings Ltd.	223,300	11,213,100
Wuxi Biologics Cayman, Inc.(a)	84,000	931,824
Total		53,509,404
Hong Kong 5.1%
AIA Group Ltd.	368,600	3,211,026
BOC Hong Kong Holdings Ltd.	813,000	3,821,050
Link REIT (The)	481,500	4,390,986
Total		11,423,062
India 5.8%
Eicher Motors Ltd.	5,917	2,467,366
HDFC Bank Ltd., ADR	36,721	3,856,439
HDFC Standard Life Insurance Co., Ltd.	303,467	2,022,558
Indraprastha Gas Ltd.	496,383	1,843,940
InterGlobe Aviation Ltd.	163,520	2,600,201
Total		12,790,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 1.3%
PT Bank Rakyat Indonesia Persero Tbk	14,936,700	2,954,344
Japan 40.7%
Amano Corp.	116,700	2,756,641
Asahi Intecc Co., Ltd.	46,000	1,736,780
Astellas Pharma, Inc.	79,200	1,205,312
BayCurrent Consulting, Inc.	47,400	1,579,336
Benefit One, Inc.	29,000	817,599
Dai-ichi Life Holdings, Inc.	168,400	2,997,124
Daikin Industries Ltd.	13,900	1,661,232
Digital Arts, Inc.	22,700	1,226,795
Elecom Co., Ltd.	61,600	1,438,561
Hoya Corp.	74,800	4,243,328
ITOCHU Corp.	201,900	3,651,530
ITOCHU Techno-Solutions Corp.	24,300	419,168
JCU Corp.	71,200	1,651,642
Katitas Co., Ltd.	60,500	2,144,479
Keyence Corp.	8,100	4,568,518
KH Neochem Co., Ltd.	46,600	1,409,968
Koito Manufacturing Co., Ltd.	37,100	2,450,570
Komatsu Ltd.	37,000	1,053,338
M3, Inc.	55,100	2,191,231
Maeda Kosen Co., Ltd.	48,100	825,045
Matsumotokiyoshi Holdings Co., Ltd.	37,100	1,664,819
Mercari, Inc.(a)	20,100	823,317
MISUMI Group, Inc.	27,900	811,745
Mitsubishi Corp.	55,000	1,525,099
Mitsubishi UFJ Financial Group, Inc.	777,100	4,402,182
Nidec Corp.	24,800	3,709,824
Nihon M&A Center, Inc.	102,000	2,955,189
Nintendo Co., Ltd.	6,000	1,958,575
Nippon Telegraph & Telephone Corp.	62,700	2,848,336
Open House Co., Ltd.	31,000	1,831,790
ORIX Corp.	180,090	2,838,597
Otsuka Corp.	49,900	1,953,453
Pigeon Corp.	69,100	3,358,063
Raksul, Inc.(a)	37,900	837,658
Columbia Pacific/Asia Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rheon Automatic Machinery Co., Ltd.	65,100	1,131,086
Round One Corp.	92,800	1,456,693
Shoei Co., Ltd.	26,500	935,635
SoftBank Group Corp.	32,500	2,320,765
Solasto Corp.	145,800	1,625,373
Sony Corp.	77,700	3,979,356
Start Today Co., Ltd.	44,100	1,595,564
Suzuki Motor Corp.	42,300	2,331,073
Takuma Co., Ltd.	208,300	2,533,089
UT Group Co., Ltd.(a)	24,700	922,530
Total		90,378,008
Singapore 3.4%
DBS Group Holdings Ltd.	297,900	5,793,267
Mapletree Commercial Trust	1,582,970	1,824,065
Total		7,617,332
South Korea 3.6%
Samsung Electronics Co., Ltd.	192,096	8,046,821
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	212,161	7,756,606
United Kingdom 2.5%
Rio Tinto PLC, ADR	100,545	5,578,237
Total Common Stocks (Cost $149,298,309)		216,412,647

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	5,816,058	5,816,058
Total Money Market Funds (Cost $5,815,678)		5,816,058
Total Investments in Securities (Cost $155,113,987)		222,228,705
Other Assets & Liabilities, Net		70,424
Net Assets		$222,299,129

At June 30, 2018, securities and/or cash totaling $527,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
635,663,000 JPY	5,833,276 USD	Morgan Stanley	07/25/2018	83,179	—
8,868,112 USD	9,528,564,000 KRW	Morgan Stanley	07/25/2018	—	(309,747)
5,838,293 USD	174,031,000 TWD	Morgan Stanley	07/25/2018	—	(118,710)
Total				83,179	(428,457)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	7,265,339	17,932,354	(19,381,635)	5,816,058	28	380	30,075	5,816,058
2	Columbia Pacific/Asia Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Pacific/Asia Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,358,329	—	—	16,358,329
China	13,394,711	40,114,693	—	—	53,509,404
Hong Kong	—	11,423,062	—	—	11,423,062
India	3,856,439	8,934,065	—	—	12,790,504
Indonesia	—	2,954,344	—	—	2,954,344
Japan	—	90,378,008	—	—	90,378,008
Singapore	—	7,617,332	—	—	7,617,332
South Korea	—	8,046,821	—	—	8,046,821
Taiwan	7,756,606	—	—	—	7,756,606
United Kingdom	5,578,237	—	—	—	5,578,237
Total Common Stocks	30,585,993	185,826,654	—	—	216,412,647
Money Market Funds	—	—	—	5,816,058	5,816,058
Total Investments in Securities	30,585,993	185,826,654	—	5,816,058	222,228,705
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	83,179	—	—	83,179
Liability
Forward Foreign Currency Exchange Contracts	—	(428,457)	—	—	(428,457)
Total	30,585,993	185,481,376	—	5,816,058	221,883,427
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Pacific/Asia Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 23.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 4.1%
Republic of Austria Government Bond(c)
11/22/2022	3.400%	EUR	97,000	131,765
10/20/2023	1.750%	EUR	81,000	103,963
03/15/2037	4.150%	EUR	21,000	37,264
Total				272,992
Belgium 3.0%
Kingdom of Belgium Government Bond(c)
06/22/2024	2.600%	EUR	50,000	67,281
06/22/2027	0.800%	EUR	54,000	64,406
03/28/2041	4.250%	EUR	37,000	67,133
Total				198,820
France 1.8%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	43,000	70,549
05/25/2048	2.000%	EUR	37,000	47,991
Total				118,540
Italy 3.0%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	95,000	130,102
09/01/2046	3.250%	EUR	38,000	43,861
03/01/2047	2.700%	EUR	24,000	25,081
Total				199,044
Japan 4.3%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	18,000,000	163,760
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	13,050,000	120,620
Total				284,380
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	800,000	39,020
Netherlands 1.7%
Netherlands Government Bond(c)
07/15/2027	0.750%	EUR	92,000	111,316
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.1%
New Zealand Government Bond(c)
04/14/2033	3.500%	NZD	109,000	77,949
Norway 1.5%
Norway Government Bond(c)
02/17/2027	1.750%	NOK	809,000	99,803
Spain 2.5%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	125,000	164,909
Total Foreign Government Obligations (Cost $1,577,308)				1,566,773

U.S. Treasury Obligations 22.0%

U.S. Treasury
11/30/2024	2.125%		323,000	310,182
08/15/2027	2.250%		263,000	250,351
11/15/2027	2.250%		257,000	244,324
02/15/2028	2.750%		300,000	297,422
05/15/2028	2.875%		300,000	300,653
02/15/2045	2.500%		64,000	58,332
Total U.S. Treasury Obligations (Cost $1,480,457)				1,461,264

Money Market Funds 65.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(d),(e)	4,320,675	4,320,675
Total Money Market Funds (Cost $4,320,463)		4,320,675
Total Investments in Securities (Cost: $7,378,228)		7,348,712
Other Assets & Liabilities, Net		(711,019)
Net Assets		6,637,693
At June 30, 2018, securities and/or cash totaling $393,587 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,440,000 JPY	681,652 USD	HSBC	07/09/2018	9,019	—
22,291,000 JPY	201,101 USD	HSBC	07/09/2018	—	(319)
807,000 MXN	40,784 USD	HSBC	07/09/2018	189	—
108,000 NOK	13,474 USD	HSBC	07/09/2018	210	—
819,000 NOK	100,299 USD	HSBC	07/09/2018	—	(286)
116,000 NZD	78,543 USD	HSBC	07/09/2018	—	(24)
542,000 SEK	62,895 USD	HSBC	07/09/2018	2,354	—
43,000 SGD	32,231 USD	HSBC	07/09/2018	668	—
37,043 USD	4,102,000 JPY	HSBC	07/09/2018	22	—
1,047 USD	9,000 SEK	HSBC	07/09/2018	—	(42)
220,000 AUD	165,756 USD	Morgan Stanley	07/09/2018	2,941	—
18,000 CHF	18,326 USD	Morgan Stanley	07/09/2018	140	—
165,000 CHF	165,714 USD	Morgan Stanley	07/09/2018	—	(989)
221,000 DKK	35,561 USD	Morgan Stanley	07/09/2018	905	—
1,537,000 EUR	1,838,752 USD	Morgan Stanley	07/09/2018	43,038	—
257,000 EUR	300,140 USD	Morgan Stanley	07/09/2018	—	(119)
326,000 GBP	441,989 USD	Morgan Stanley	07/09/2018	11,629	—
10,097 USD	10,000 CHF	Morgan Stanley	07/09/2018	6	—
56,051 USD	48,000 EUR	Morgan Stanley	07/09/2018	29	—
242,624 USD	207,000 EUR	Morgan Stanley	07/09/2018	—	(781)
19,794 USD	15,000 GBP	Morgan Stanley	07/09/2018	8	—
Total				71,158	(2,560)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	09/2018	JPY	45,437,384	—	(198)
Australian 10-Year Bond	1	09/2018	AUD	129,362	1,585	—
Euro-Bund	1	09/2018	EUR	163,765	480	—
Long Gilt	1	09/2018	GBP	124,262	3,452	—
MSCI EAFE Index	23	09/2018	USD	2,248,710	—	(69,858)
MSCI Emerging Markets Index	14	09/2018	USD	744,310	—	(51,412)
S&P 500 E-mini	26	09/2018	USD	3,538,080	—	(70,589)
S&P/TSX 60 Index	1	09/2018	CAD	192,660	1,617	—
U.S. Treasury 10-Year Note	7	09/2018	USD	844,526	6,454	—
U.S. Treasury Ultra 10-Year Note	2	09/2018	USD	259,402	3,699	—
Total					17,287	(192,057)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(1)	09/2018	CAD	(136,826)	—	(3,057)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	483,000	325	—	—	325	—
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	123,000	(162)	—	—	—	(162)
2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.673	USD	122,000	31	—	—	31	—
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.673	USD	187,000	(43)	—	—	—	(43)
Total								151	—	—	356	(205)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $1,243,373, which represents 18.73% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	3,619,330	2,848,036	(2,146,691)	4,320,675	(110)	454	18,262	4,320,675
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,566,773	—	—	1,566,773
U.S. Treasury Obligations	1,461,264	—	—	—	1,461,264
Money Market Funds	—	—	—	4,320,675	4,320,675
Total Investments in Securities	1,461,264	1,566,773	—	4,320,675	7,348,712
Investments in Derivatives
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	71,158	—	—	71,158
Futures Contracts	17,287	—	—	—	17,287
Swap Contracts	—	356	—	—	356
Liability
Forward Foreign Currency Exchange Contracts	—	(2,560)	—	—	(2,560)
Futures Contracts	(195,114)	—	—	—	(195,114)
Swap Contracts	—	(205)	—	—	(205)
Total	1,283,437	1,635,522	—	4,320,675	7,239,634
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	5

Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 14.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.8%
Republic of Austria Government Bond(c)
11/22/2022	3.400%	EUR	68,000	92,372
10/20/2023	1.750%	EUR	76,000	97,546
03/15/2037	4.150%	EUR	20,000	35,489
Total				225,407
Belgium 2.0%
Kingdom of Belgium Government Bond(c)
06/22/2024	2.600%	EUR	35,000	47,096
06/22/2027	0.800%	EUR	40,000	47,708
03/28/2041	4.250%	EUR	35,000	63,505
Total				158,309
France 0.9%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	24,000	39,376
05/25/2048	2.000%	EUR	26,000	33,724
Total				73,100
Italy 2.1%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	89,000	121,885
09/01/2046	3.250%	EUR	25,000	28,855
03/01/2047	2.700%	EUR	17,000	17,766
Total				168,506
Japan 2.5%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	11,300,000	102,805
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	10,250,000	94,740
Total				197,545
Mexico 0.1%
Mexican Bonos
06/10/2021	6.500%	MXN	200,000	9,755
Netherlands 1.0%
Netherlands Government Bond(c)
07/15/2027	0.750%	EUR	62,000	75,018
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.9%
New Zealand Government Bond(c)
04/14/2033	3.500%	NZD	103,000	73,658
Norway 1.2%
Norway Government Bond(c)
02/17/2027	1.750%	NOK	761,000	93,881
Spain 1.4%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	87,000	114,777
Total Foreign Government Obligations (Cost $1,196,248)				1,189,956

U.S. Treasury Obligations 14.2%

U.S. Treasury
11/30/2024	2.125%		208,000	199,746
08/15/2027	2.250%		154,000	146,594
11/15/2027	2.250%		151,000	143,552
02/15/2028	2.750%		290,000	287,508
05/15/2028	2.875%		280,000	280,609
02/15/2045	2.500%		86,000	78,384
Total U.S. Treasury Obligations (Cost $1,145,982)				1,136,393

Money Market Funds 82.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(d),(e)	6,558,629	6,558,629
Total Money Market Funds (Cost $6,558,537)		6,558,629
Total Investments in Securities (Cost: $8,900,767)		8,884,978
Other Assets & Liabilities, Net		(890,396)
Net Assets		7,994,582
At June 30, 2018, securities and/or cash totaling $211,348 were pledged as collateral.
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
31,726,000 JPY	290,887 USD	HSBC	07/09/2018	4,214	—
16,977,000 JPY	153,160 USD	HSBC	07/09/2018	—	(243)
201,000 MXN	10,158 USD	HSBC	07/09/2018	47	—
67,000 NOK	8,359 USD	HSBC	07/09/2018	130	—
771,000 NOK	94,421 USD	HSBC	07/09/2018	—	(270)
110,000 NZD	74,481 USD	HSBC	07/09/2018	—	(23)
186,000 SEK	21,636 USD	HSBC	07/09/2018	860	—
15,000 SGD	11,245 USD	HSBC	07/09/2018	235	—
97,042 USD	10,746,000 JPY	HSBC	07/09/2018	58	—
233 USD	2,000 SEK	HSBC	07/09/2018	—	(9)
93,000 AUD	70,131 USD	Morgan Stanley	07/09/2018	1,305	—
18,000 CHF	18,329 USD	Morgan Stanley	07/09/2018	144	—
56,000 CHF	56,242 USD	Morgan Stanley	07/09/2018	—	(336)
91,000 DKK	14,643 USD	Morgan Stanley	07/09/2018	372	—
960,000 EUR	1,147,931 USD	Morgan Stanley	07/09/2018	26,340	—
220,000 EUR	256,929 USD	Morgan Stanley	07/09/2018	—	(102)
137,000 GBP	184,898 USD	Morgan Stanley	07/09/2018	4,041	—
24,417 USD	33,000 AUD	Morgan Stanley	07/09/2018	5	—
29,281 USD	29,000 CHF	Morgan Stanley	07/09/2018	19	—
136,624 USD	117,000 EUR	Morgan Stanley	07/09/2018	70	—
228,558 USD	195,000 EUR	Morgan Stanley	07/09/2018	—	(735)
72,579 USD	55,000 GBP	Morgan Stanley	07/09/2018	28	—
Total				37,868	(1,718)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	2	09/2018	JPY	30,291,589	—	(132)
Australian 10-Year Bond	1	09/2018	AUD	129,362	1,585	—
Euro-Bund	1	09/2018	EUR	163,765	538	—
MSCI EAFE Index	6	09/2018	USD	586,620	—	(18,224)
MSCI Emerging Markets Index	4	09/2018	USD	212,660	—	(14,689)
S&P 500 E-mini	8	09/2018	USD	1,088,640	—	(21,720)
S&P/TSX 60 Index	1	09/2018	CAD	192,660	1,617	—
U.S. Treasury 10-Year Note	10	09/2018	USD	1,206,466	9,221	—
U.S. Treasury 10-Year Note	3	09/2018	USD	361,940	—	(99)
U.S. Treasury Ultra 10-Year Note	1	09/2018	USD	129,701	1,849	—
U.S. Treasury Ultra 10-Year Note	2	09/2018	USD	259,402	—	(97)
Total					14,810	(54,961)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(1)	09/2018	CAD	(136,826)	—	(3,064)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	603,000	393	—	—	393	—
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	138,000	(185)	—	—	—	(185)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.673	USD	149,000	39	—	—	39	—
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.673	USD	227,000	(49)	—	—	—	(49)
Total								198	—	—	432	(234)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $982,656, which represents 12.29% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	5,553,757	2,058,742	(1,053,870)	6,558,629	(41)	603	27,607	6,558,629
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described below:
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2018 (Unaudited)
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,189,956	—	—	1,189,956
U.S. Treasury Obligations	1,136,393	—	—	—	1,136,393
Money Market Funds	—	—	—	6,558,629	6,558,629
Total Investments in Securities	1,136,393	1,189,956	—	6,558,629	8,884,978
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	37,868	—	—	37,868
Futures Contracts	14,810	—	—	—	14,810
Swap Contracts	—	432	—	—	432
Liability
Forward Foreign Currency Exchange Contracts	—	(1,718)	—	—	(1,718)
Futures Contracts	(58,025)	—	—	—	(58,025)
Swap Contracts	—	(234)	—	—	(234)
Total	1,093,178	1,226,304	—	6,558,629	8,878,111
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	53,828	306,818
Total Alternative Strategies Funds (Cost $303,824)		306,818

Exchange-Traded Funds 12.0%

iShares JPMorgan USD Emerging Markets Bond ETF	1,419	151,507
iShares TIPS Bond ETF	2,685	303,056
iShares U.S. Real Estate ETF	3,769	303,706
Vanguard Mortgage-Backed Securities ETF	2,947	151,505
Total Exchange-Traded Funds (Cost $910,992)		909,774

Solutions Series Funds 79.9%

Columbia Solutions Aggressive Portfolio(a)	103,877	1,065,782
Columbia Solutions Conservative Portfolio(a)	493,360	5,002,665
Total Solutions Series Funds (Cost $5,981,963)		6,068,447

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	54,984	54,984
Total Money Market Funds (Cost $54,980)		54,984
Total Investments in Securities (Cost: $7,251,759)		7,340,023
Other Assets & Liabilities, Net		258,041
Net Assets		7,598,064
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	35,035	43,068	(24,275)	53,828	—	(4,665)	(866)	—	306,818
Columbia Short-Term Cash Fund, 1.985%
	214,131	448,050	(607,197)	54,984	—	(4)	24	1,041	54,984
Columbia Solutions Aggressive Portfolio
	68,473	37,513	(2,109)	103,877	—	53	20,429	—	1,065,782
Columbia Solutions Conservative Portfolio
	329,657	164,445	(742)	493,360	—	(12)	46,006	—	5,002,665
Total					—	(4,628)	65,593	1,041	6,430,249

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	306,818	—	—	—	306,818
Exchange-Traded Funds	909,774	—	—	—	909,774
Solutions Series Funds	—	—	—	6,068,447	6,068,447
Money Market Funds	—	—	—	54,984	54,984
Total Investments in Securities	1,216,592	—	—	6,123,431	7,340,023
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
2	Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	24,911	141,992
Total Alternative Strategies Funds (Cost $141,743)		141,992

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	657	70,148
iShares TIPS Bond ETF	1,243	140,297
iShares U.S. Real Estate ETF	1,744	140,532
Vanguard Mortgage-Backed Securities ETF	1,364	70,123
Total Exchange-Traded Funds (Cost $416,228)		421,100

Solutions Series Funds 79.3%

Columbia Solutions Aggressive Portfolio(a)	81,887	840,162
Columbia Solutions Conservative Portfolio(a)	194,205	1,969,237
Total Solutions Series Funds (Cost $2,772,954)		2,809,399

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	29,880	29,880
Total Money Market Funds (Cost $29,877)		29,880
Total Investments in Securities (Cost: $3,360,802)		3,402,371
Other Assets & Liabilities, Net		140,821
Net Assets		3,543,192
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	36,454	(11,543)	24,911	—	(2,112)	249	—	141,992
Columbia Short-Term Cash Fund, 1.985%
	—	619,613	(589,733)	29,880	—	10	3	453	29,880
Columbia Solutions Aggressive Portfolio
	—	83,901	(2,014)	81,887	—	223	17,039	—	840,162
Columbia Solutions Conservative Portfolio
	—	196,076	(1,871)	194,205	—	16	19,406	—	1,969,237
Total					—	(1,863)	36,697	453	2,981,271

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	141,992	—	—	—	141,992
Exchange-Traded Funds	421,100	—	—	—	421,100
Solutions Series Funds	—	—	—	2,809,399	2,809,399
Money Market Funds	—	—	—	29,880	29,880
Total Investments in Securities	563,092	—	—	2,839,279	3,402,371
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,145	46,424
Total Alternative Strategies Funds (Cost $45,923)		46,424

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	215	22,955
iShares TIPS Bond ETF	406	45,825
iShares U.S. Real Estate ETF	570	45,931
Vanguard Mortgage-Backed Securities ETF	446	22,929
Total Exchange-Traded Funds (Cost $138,561)		137,640

Solutions Series Funds 79.2%

Columbia Solutions Aggressive Portfolio(a)	40,712	417,709
Columbia Solutions Conservative Portfolio(a)	49,437	501,290
Total Solutions Series Funds (Cost $901,818)		918,999

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	25,212	25,212
Total Money Market Funds (Cost $25,210)		25,212
Total Investments in Securities (Cost: $1,111,512)		1,128,275
Other Assets & Liabilities, Net		32,389
Net Assets		1,160,664
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	71,124	4,351	(67,330)	8,145	—	3,748	(7,333)	—	46,424
Columbia Short-Term Cash Fund, 1.985%
	419,440	64,865	(459,093)	25,212	—	(27)	33	298	25,212
Columbia Solutions Aggressive Portfolio
	359,923	688	(319,899)	40,712	—	15,098	(13,782)	—	417,709
Columbia Solutions Conservative Portfolio
	443,047	1,827	(395,437)	49,437	—	12,449	(12,006)	—	501,290
Total					—	31,268	(33,088)	298	990,635

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
6	Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	46,424	—	—	—	46,424
Exchange-Traded Funds	137,640	—	—	—	137,640
Solutions Series Funds	—	—	—	918,999	918,999
Money Market Funds	—	—	—	25,212	25,212
Total Investments in Securities	184,064	—	—	944,211	1,128,275
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,969	39,726
Total Alternative Strategies Funds (Cost $39,663)		39,726

Exchange-Traded Funds 11.6%

iShares JPMorgan USD Emerging Markets Bond ETF	183	19,539
iShares TIPS Bond ETF	347	39,166
iShares U.S. Real Estate ETF	488	39,323
Vanguard Mortgage-Backed Securities ETF	382	19,638
Total Exchange-Traded Funds (Cost $116,298)		117,666

Solutions Series Funds 77.5%

Columbia Solutions Aggressive Portfolio(a)	48,163	494,155
Columbia Solutions Conservative Portfolio(a)	28,857	292,603
Total Solutions Series Funds (Cost $773,885)		786,758

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	17,754	17,754
Total Money Market Funds (Cost $17,753)		17,754
Total Investments in Securities (Cost: $947,599)		961,904
Other Assets & Liabilities, Net		52,980
Net Assets		1,014,884
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	10,358	(3,389)	6,969	—	(557)	63	—	39,726
Columbia Short-Term Cash Fund, 1.985%
	—	218,423	(200,669)	17,754	—	5	1	124	17,754
Columbia Solutions Aggressive Portfolio
	—	50,472	(2,309)	48,163	—	211	10,003	—	494,155
Columbia Solutions Conservative Portfolio
	—	29,845	(988)	28,857	—	10	2,870	—	292,603
Total					—	(331)	12,937	124	844,238

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
8	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	39,726	—	—	—	39,726
Exchange-Traded Funds	117,666	—	—	—	117,666
Solutions Series Funds	—	—	—	786,758	786,758
Money Market Funds	—	—	—	17,754	17,754
Total Investments in Securities	157,392	—	—	804,512	961,904
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,349	41,891
Total Alternative Strategies Funds (Cost $41,350)		41,891

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	194	20,713
iShares TIPS Bond ETF	367	41,423
iShares U.S. Real Estate ETF	515	41,499
Vanguard Mortgage-Backed Securities ETF	402	20,667
Total Exchange-Traded Funds (Cost $125,626)		124,302

Solutions Series Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	64,593	662,725
Columbia Solutions Conservative Portfolio(a)	16,502	167,327
Total Solutions Series Funds (Cost $811,586)		830,052

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	24,608	24,608
Total Money Market Funds (Cost $24,606)		24,608
Total Investments in Securities (Cost: $1,003,168)		1,020,853
Other Assets & Liabilities, Net		28,453
Net Assets		1,049,306
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,939	3,745	(3,335)	7,349	—	(622)	(224)	—	41,891
Columbia Short-Term Cash Fund, 1.985%
	44,129	66,095	(85,616)	24,608	—	—	6	162	24,608
Columbia Solutions Aggressive Portfolio
	63,588	2,779	(1,774)	64,593	—	4	12,195	—	662,725
Columbia Solutions Conservative Portfolio
	16,467	212	(177)	16,502	—	(20)	1,486	—	167,327
Total					—	(638)	13,463	162	896,551

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,891	—	—	—	41,891
Exchange-Traded Funds	124,302	—	—	—	124,302
Solutions Series Funds	—	—	—	830,052	830,052
Money Market Funds	—	—	—	24,608	24,608
Total Investments in Securities	166,193	—	—	854,660	1,020,853
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
12	Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,983	39,806
Total Alternative Strategies Funds (Cost $39,741)		39,806

Exchange-Traded Funds 11.6%

iShares JPMorgan USD Emerging Markets Bond ETF	184	19,646
iShares TIPS Bond ETF	348	39,279
iShares U.S. Real Estate ETF	489	39,403
Vanguard Mortgage-Backed Securities ETF	382	19,639
Total Exchange-Traded Funds (Cost $116,595)		117,967

Solutions Series Funds 77.5%

Columbia Solutions Aggressive Portfolio(a)	72,048	739,209
Columbia Solutions Conservative Portfolio(a)	4,914	49,828
Total Solutions Series Funds (Cost $773,561)		789,037

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	17,992	17,992
Total Money Market Funds (Cost $17,991)		17,992
Total Investments in Securities (Cost: $947,888)		964,802
Other Assets & Liabilities, Net		52,754
Net Assets		1,017,556
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	10,383	(3,400)	6,983	—	(568)	65	—	39,806
Columbia Short-Term Cash Fund, 1.985%
	—	218,583	(200,591)	17,992	—	5	1	125	17,992
Columbia Solutions Aggressive Portfolio
	—	75,231	(3,183)	72,048	—	287	14,987	—	739,209
Columbia Solutions Conservative Portfolio
	—	5,077	(163)	4,914	—	2	489	—	49,828
Total					—	(274)	15,542	125	846,835

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
14	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	39,806	—	—	—	39,806
Exchange-Traded Funds	117,967	—	—	—	117,967
Solutions Series Funds	—	—	—	789,037	789,037
Money Market Funds	—	—	—	17,992	17,992
Total Investments in Securities	157,773	—	—	807,029	964,802
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2018	15

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,155	40,785
Total Alternative Strategies Funds (Cost $40,257)		40,785

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	189	20,179
iShares TIPS Bond ETF	357	40,295
iShares U.S. Real Estate ETF	501	40,370
Vanguard Mortgage-Backed Securities ETF	392	20,153
Total Exchange-Traded Funds (Cost $122,307)		120,997

Solutions Series Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	78,810	808,597
Total Solutions Series Funds (Cost $788,480)		808,597

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	24,553	24,553
Total Money Market Funds (Cost $24,551)		24,553
Total Investments in Securities (Cost: $975,595)		994,932
Other Assets & Liabilities, Net		27,457
Net Assets		1,022,389
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,839	3,561	(3,245)	7,155	—	(607)	(226)	—	40,785
Columbia Short-Term Cash Fund, 1.985%
	43,120	52,839	(71,406)	24,553	—	—	5	157	24,553
Columbia Solutions Aggressive Portfolio
	78,810	1,986	(1,986)	78,810	—	29	14,819	—	808,597
Total					—	(578)	14,598	157	873,935

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
16	Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,785	—	—	—	40,785
Exchange-Traded Funds	120,997	—	—	—	120,997
Solutions Series Funds	—	—	—	808,597	808,597
Money Market Funds	—	—	—	24,553	24,553
Total Investments in Securities	161,782	—	—	833,150	994,932
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2018	17

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,986	39,823
Total Alternative Strategies Funds (Cost $39,758)		39,823

Exchange-Traded Funds 11.6%

iShares JPMorgan USD Emerging Markets Bond ETF	184	19,646
iShares TIPS Bond ETF	349	39,392
iShares U.S. Real Estate ETF	489	39,403
Vanguard Mortgage-Backed Securities ETF	383	19,690
Total Exchange-Traded Funds (Cost $116,761)		118,131

Solutions Series Funds 77.5%

Columbia Solutions Aggressive Portfolio(a)	76,950	789,505
Total Solutions Series Funds (Cost $773,494)		789,505

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	17,825	17,825
Total Money Market Funds (Cost $17,824)		17,825
Total Investments in Securities (Cost: $947,837)		965,284
Other Assets & Liabilities, Net		52,822
Net Assets		1,018,106
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	10,388	(3,402)	6,986	—	(570)	65	—	39,823
Columbia Short-Term Cash Fund, 1.985%
	—	218,449	(200,624)	17,825	—	5	1	124	17,825
Columbia Solutions Aggressive Portfolio
	—	80,297	(3,347)	76,950	—	301	16,011	—	789,505
Total					—	(264)	16,077	124	847,153

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	39,823	—	—	—	39,823
Exchange-Traded Funds	118,131	—	—	—	118,131
Solutions Series Funds	—	—	—	789,505	789,505
Money Market Funds	—	—	—	17,825	17,825
Total Investments in Securities	157,954	—	—	807,330	965,284
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2018	19

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,189	40,978
Total Alternative Strategies Funds (Cost $40,448)		40,978

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	190	20,286
iShares TIPS Bond ETF	359	40,520
iShares U.S. Real Estate ETF	503	40,532
Vanguard Mortgage-Backed Securities ETF	394	20,256
Total Exchange-Traded Funds (Cost $122,912)		121,594

Solutions Series Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	79,183	812,423
Total Solutions Series Funds (Cost $792,209)		812,423

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	24,551	24,551
Total Money Market Funds (Cost $24,549)		24,551
Total Investments in Securities (Cost: $980,118)		999,546
Other Assets & Liabilities, Net		27,620
Net Assets		1,027,166
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,875	3,574	(3,260)	7,189	—	(610)	(228)	—	40,978
Columbia Short-Term Cash Fund, 1.985%
	43,294	52,854	(71,597)	24,551	—	—	6	157	24,551
Columbia Solutions Aggressive Portfolio
	79,180	1,989	(1,986)	79,183	—	29	14,890	—	812,423
Total					—	(581)	14,668	157	877,952

(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
20	Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,978	—	—	—	40,978
Exchange-Traded Funds	121,594	—	—	—	121,594
Solutions Series Funds	—	—	—	812,423	812,423
Money Market Funds	—	—	—	24,551	24,551
Total Investments in Securities	162,572	—	—	836,974	999,546
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2018	21

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 17, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 17, 2018